Taxation - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Income tax expense	$ (249,000)	$ (157,000)	$ (43,000)
Tax loss carryforwards	5,900,000	$ 5,747,000	$ 5,218,000
NL
Taxation
Income tax expense	$ 0